Net Income Per Unit - Basic and Diluted (Table) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerators
Partnership’s net income	$ 68,080	$ 17,440
Less:
General Partner’s interest in Partnership’s net income	428	297
Partnership’s net income allocable to unvested units	305	423
Common unit holders’ interest in Partnership’s net income	$ 67,347	$ 16,720
Denominators
Weighted Average Number of Shares Outstanding, Basic	54,851,934	19,639,212
Weighted Average Number of Shares Outstanding, Diluted	54,851,934	19,639,212
Net income per common unit:
Earnings Per Share, Basic	$ 1.23	$ 0.85
Earnings Per Share, Diluted	$ 1.23	$ 0.85